Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes - Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Switzerland	-	-
Foreign	1,775	3,077
Deferred income tax assets / (liabilities)	1,775	3,077

Deferred tax assets and liabilities	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Defined benefit accrual	(3)	(3)
Tax loss carryforwards	6,710	4,468
Add back loss carryforwards used for the debt remission	803	828
Valuation allowance	(5,735)	(2,216)
Deferred tax assets / (liabilities)	1,775	3,077